Total
ON Bond Portfolio
ON Bond Portfolio
Investment Objective
Seeks high level of income and opportunity for capital appreciation consistent with preservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Bond Portfolio ON Bond Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Bond Portfolio ON Bond Portfolio Shares
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.07%
Total Annual Fund Operating Expenses	0.61%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON Bond Portfolio | ON Bond Portfolio Shares | USD ($)	62	195	340	762

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in intermediate-term and long-term fixed-income securities. These generally have a remaining maturity of 5 years or more when purchased. Under normal circumstances, at least 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) will be invested in:

●	publicly traded, investment grade, non-convertible corporate debt securities issued by United States corporations and assigned one of the four highest bond ratings by Moody’s or Standard and Poor’s (“S&P”); and

●	corporate debt securities used for short-term investment and limited to the top grade of these two rating services.

This Portfolio normally includes debt securities with varying maturities selected from various industries, depending upon the Adviser’s evaluation of current and anticipated market conditions. This Portfolio may also invest in U.S. government securities as well as the debt securities of foreign issuers.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Sovereign Debt Risk — Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 10.52%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -7.44%. That was the quarter ended on March 31, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON Bond Portfolio	1 Year	5 Years	10 Years
ON Bond Portfolio Shares	(15.19%)	0.36%	1.72%
ICE BofA U.S. Corporate Index	(15.45%)	0.53%	2.01%

ON BlackRock Balanced Allocation Portfolio
ON BlackRock Balanced Allocation Portfolio
Investment Objective
Seeks high level of long-term total return consistent with preservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON BlackRock Balanced Allocation Portfolio ON BlackRock Balanced Allocation Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON BlackRock Balanced Allocation Portfolio ON BlackRock Balanced Allocation Portfolio Shares
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.06%
Total Annual Fund Operating Expenses	0.55%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON BlackRock Balanced Allocation Portfolio | ON BlackRock Balanced Allocation Portfolio Shares | USD ($)	56	176	307	689

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in stocks, bonds and money market instruments. The Adviser adjusts the mix of investments from time to time among the various asset classes (stocks, bonds and money market instruments) to capitalize on perceived variations in return potential of changing market and economic conditions. Under normal circumstances, the Portfolio invests up to 75% of its total assets in equity securities and will maintain a minimum of 25% of its total assets in fixed-income securities. Typically, the Portfolio invests up to 5% of its assets in money market instruments. Sometimes the Portfolio may not be invested in all three of the asset classes.

The Portfolio’s principal investment objective is supplemented and limited by the investment objectives, policies and restrictions established for each of the asset classes.

The equity component of the Portfolio (stock asset class) is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the equity component of the Portfolio in February 2019. Within the equity component, BlackRock seeks long-term growth of capital. Current income is a secondary goal for the equity component.

BlackRock seeks to pursue these goals by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the equity component of the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity. The equity component may be invested in equity securities, including common stock, or securities or other instruments whose price is linked to the value of common stock. The issuers of the equity securities are primarily U.S. based. BlackRock expects to invest in securities within the market capitalization range of the Russell 1000 Index, but maintains flexibility to invest outside of that range. As of March 31, 2023, the capitalization range of the Russell 1000 Index was between $542.82 million and $2.61 trillion.

Within the fixed-income component of the Portfolio (bond asset class), the Adviser seeks a high level of income. Capital appreciation, consistent with capital preservation, is a secondary goal of the fixed-income component. The Adviser invests in bonds without limitation as to quality, maturity and duration. Within the money market component of the Portfolio (the money market asset class), the Adviser may invest in various money market instruments, including treasury bills, commercial paper, certificates of deposit and short or medium-term notes. The Adviser seeks maximum current income consistent with the preservation of principal and liquidity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. Investment in this Portfolio involves all of the risks associated with investing in portfolios concentrating in each of the three asset classes. There is also the risk that at any given time this Portfolio will invest too much or too little in each asset class. On the other hand, since the risk factors affecting each asset class are different, the risks of each asset class often offset one another. As a result, this Portfolio is sometimes less volatile than a portfolio investing only in stocks or bonds. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Asset Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the managers’ skill in determining the Portfolio’s asset allocation mix (its allocation among the three asset classes). There is the possibility that the managers’ evaluations and assumptions regarding asset classes will not successfully achieve high long-term total return in view of actual market trends.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the equity component of the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the equity component of the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 17.42%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -17.51%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON BlackRock Balanced Allocation Portfolio		1 Year	5 Years	10 Years
ON BlackRock Balanced Allocation Portfolio Shares		(18.41%)	4.41%	9.49%
S&P 500® Index	[1]	(18.11%)	9.42%	12.56%
70% S&P 500® Index/30% ICE BofA U.S. Corporate Index	[2]	(17.09%)	6.95%	9.48%
[1]	Primary benchmark
[2]	Secondary benchmark. The 70% S&P 500® Index/30% ICE BofA U.S. Corporate Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is 70% in stocks and 30% in bonds.

ON BlackRock Advantage International Equity Portfolio
ON BlackRock Advantage International Equity Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON BlackRock Advantage International Equity Portfolio ON BlackRock Advantage International Equity Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON BlackRock Advantage International Equity Portfolio ON BlackRock Advantage International Equity Portfolio Shares
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.18%
Total Annual Fund Operating Expenses	0.89%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON BlackRock Advantage International Equity Portfolio | ON BlackRock Advantage International Equity Portfolio Shares | USD ($)	91	284	493	1,096

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net-USD). The MSCI EAFE Index (Net-USD) is a capitalization-weighted index from a broad range of industries located in developed markets outside of the U.S. and Canada, chosen for market size, liquidity and industry group representation, generally consisting of large- and mid-capitalization companies. Equity securities include common stock, preferred stock and convertible securities. The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Portfolio will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Portfolio may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in December 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in non-U.S. securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Initial Public Offering Risk — There is no assurance that a portfolio’s investments in initial public offerings (“IPOs”) will have a positive effect on performance. The effect of IPOs on portfolio performance depends on such factors as the number of IPOs in a portfolio invested, whether and to what extent the IPOs appreciated in value, and the portfolio’s asset base.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Investment Style Risk — The Portfolio may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Portfolio’s style of investing, the Portfolio’s share price may lag that of other funds using a different investment style.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Preferred Stock Risk — The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on December 6, 2019. From May 1, 2017 through December 5, 2019, the Portfolio was sub-advised by Lazard Asset Management LLC (“Lazard”) using a different strategy. From January 1, 1999 through April 28, 2017, the Portfolio was sub-advised by Federated Global Investment Management Corp. (“Federated Global”) using a different strategy. Performance returns shown below for periods prior to December 6, 2019 are those of Lazard and Federated Global and are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 18.09%. That was the quarter ended on December 31, 2022. The lowest return for a quarter was -24.55%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON BlackRock Advantage International Equity Portfolio	1 Year	5 Years	10 Years
ON BlackRock Advantage International Equity Portfolio Shares	(13.47%)	1.86%	2.91%
MSCI EAFE Index (Net-USD)	(14.45%)	1.54%	4.67%

ON Fidelity Institutional AM® Equity Growth Portfolio
ON Fidelity Institutional AM® Equity Growth Portfolio
Investment Objective
Seeks capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Fidelity Institutional AM® Equity Growth Portfolio ON Fidelity Institutional AM® Equity Growth Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Fidelity Institutional AM® Equity Growth Portfolio ON Fidelity Institutional AM® Equity Growth Portfolio Shares
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.14%
Total Annual Fund Operating Expenses	0.82%	[1]
[1]	The expense information in the table has been restated to reflect current fees following a reduction in the management fee effective July 28, 2023.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON Fidelity Institutional AM® Equity Growth Portfolio | ON Fidelity Institutional AM® Equity Growth Portfolio Shares | USD ($)	84	262	455	1,014

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to invest in common stocks of companies of any market capitalization that have above-average growth potential, measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks. The Portfolio may invest in securities of foreign issuers in addition to securities of domestic issuers.

The Portfolio is managed by FIAM LLC (“FIAM”) under a sub-advisory agreement with the Adviser. FIAM began managing the Portfolio in July 2023. In buying and selling securities for the Portfolio, FIAM relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. If FIAM’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Large Capitalization Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Medium Capitalization Company Risk — Small and medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid than those of larger, better established companies. Small and medium capitalization companies are also sometimes more subject to failure.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

FIAM began sub-advising the Portfolio under its current strategy effective July 28, 2023. Prior to that, this Portfolio was sub-advised by Janus Henderson Investors U.S. LLC. Performance returns shown below for periods prior to July 28, 2023, are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.82%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -25.39%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON Fidelity Institutional AM® Equity Growth Portfolio	1 Year	5 Years	10 Years
ON Fidelity Institutional AM® Equity Growth Portfolio Shares	(33.92%)	9.13%	12.49%
Russell 1000® Growth Index	(29.14%)	10.96%	14.10%

ON AB Small Cap Portfolio
ON AB Small Cap Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON AB Small Cap Portfolio ON AB Small Cap Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON AB Small Cap Portfolio ON AB Small Cap Portfolio Shares
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.12%
Total Annual Fund Operating Expenses	0.85%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON AB Small Cap Portfolio | ON AB Small Cap Portfolio Shares | USD ($)	87	271	471	1,049

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is managed by AllianceBernstein L.P. (“AllianceBernstein”) under a sub-advisory agreement with the Adviser. The Portfolio invests primarily in a diversified portfolio of equity securities of issuers with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller capitalization companies. For these purposes, “smaller capitalization companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). As of March 31, 2023, there were approximately 3,323 smaller companies, and those smaller capitalization companies had market capitalizations ranging up to approximately $23.5 billion. Because the Portfolio’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Portfolio may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies.

In managing the Portfolio, AllianceBernstein diversifies between portions, or “sleeves”, of the Portfolio that utilize active and passive strategies. The Portfolio targets a strategic allocation of 50% of the Portfolio’s net assets to an actively managed sleeve, with the remaining 50% managed in a passive strategy that seeks to track the performance of an unmanaged securities index. The active and passive sleeves are rebalanced back to target weights should they exceed pre-defined thresholds.

Active Sleeve: The Portfolio’s active sleeve utilizes a US Small Cap Growth strategy. The Portfolio’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Portfolio may invest in foreign securities.

When selecting securities, AllianceBernstein typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Portfolio, AllianceBernstein combines fundamental and quantitative analysis in its stock selection process. The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Portfolio invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Portfolio, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments. The Portfolio may also invest up to 20% of its total assets in rights or warrants, which are instruments that entitle the holder to purchase an equity security at a specific price for a specific period of time.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

AllianceBernstein will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

Passive Sleeve: The Portfolio’s passive component seeks to track the S&P SmallCap 600® Index (the “Index”) using a representative sampling of Index constituents, and rebalances on a quarterly basis on or about the same dates that the Index rebalances. The Index seeks to measure the small-cap segment of the US equity market and track companies that meet specific index inclusion criteria to ensure they are liquid and financially viable. The Index employs a free-float adjusted market capitalization-weighted approach.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Management Risk — The Portfolio is subject to management risk because it is an actively-managed investment fund. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. A component of the Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Tracking Risk — The passive component of the Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the sub-adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Warrant and Rights Risk — If the underlying stock price does not rise above the exercise price before the warrant expires, a warrant generally expires without value and the Portfolio loses any amount paid for the warrant. Warrants may trade in the same markets as their underlying stock; however, the price of a warrant may not move with the price of the underlying stock. Failing to exercise subscription rights to purchase common stock would dilute the Portfolio's interest in the issuing company. The market for such rights is not well developed, and the Portfolio may not always realize full value on the sale of rights.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

Preferred Stock Risk — The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy on May 1, 2021. Prior to May 1, 2021, the Portfolio was sub-advised by Janus, using different strategies. Performance returns shown below for periods prior to May 1, 2021 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 30.57%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.35%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON AB Small Cap Portfolio	1 Year	5 Years	10 Years
ON AB Small Cap Portfolio Shares	(28.73%)	4.47%	10.17%
Russell 2000® Index	(20.44%)	4.13%	9.01%

ON AB Mid Cap Core Portfolio
ON AB Mid Cap Core Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON AB Mid Cap Core Portfolio ON AB Mid Cap Core Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON AB Mid Cap Core Portfolio ON AB Mid Cap Core Portfolio Shares
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.16%
Total Annual Fund Operating Expenses	0.88%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON AB Mid Cap Core Portfolio | ON AB Mid Cap Core Portfolio Shares | USD ($)	90	281	488	1,084

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is managed by AllianceBernstein L.P. (“AllianceBernstein”) under a sub-advisory agreement with the Adviser. The Portfolio invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of mid-capitalization companies with public stock market capitalization (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of March 31, 2023 the capitalization range of the Russell Midcap® Index was between $542.82 million and $58.83 billion. Because the Portfolio’s definition of mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Portfolio may define mid-capitalization companies using a different classification system.

In managing the Portfolio, AllianceBernstein diversifies between portions, or “sleeves”, of the Portfolio that utilize active and passive strategies. The Portfolio targets a strategic allocation of 50% of the Portfolio’s net assets to an actively managed sleeve, with the remaining 50% managed in a passive strategy that seeks to track the performance of the Russell Midcap® Index, an unmanaged securities index, although the allocation may range between 35% - 65%, with the objective of achieving a style balanced portfolio with attractive risk adjusted returns relative to its benchmark, the Russell Midcap® Index, over full market cycles. The active and passive sleeves are rebalanced back to target weights should they exceed pre-defined thresholds.

Active Sleeve: The Portfolio’s active sleeve is comprised of two components, a US Mid-Cap Growth strategy and a US Mid-Cap Value strategy that are periodically rebalanced back to target weights should they exceed pre-defined thresholds.

US Mid-Cap Growth: The Portfolio’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Portfolio may invest in foreign securities.

When selecting securities, AllianceBernstein typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Portfolio, AllianceBernstein combines fundamental and quantitative analysis in its stock selection process. The Portfolio may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

US Mid-Cap Value: The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using AllianceBernstein’s fundamental value approach. In selecting securities for the Portfolio’s portfolio, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

In selecting securities for the Portfolio, AllianceBernstein looks for companies with attractive valuation (for example, with attractive price to free cash flow ratios) and compelling success factors (for example capital discipline and return on equity). AllianceBernstein uses this information to calculate an expected return and ranking. The rankings are used to determine prospective candidates for possible addition to the portfolio. Typically, AllianceBernstein focuses its research on the most attractive 40% of the universe.

AllianceBernstein typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. AllianceBernstein focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifth year.

Generally, a security is sold when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

AllianceBernstein seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Portfolio may favor or disfavor a particular sector compared to that universe of companies. The Portfolio may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid-capitalization companies.

Passive Sleeve: The Portfolio’s passive component seeks to track the Russell Midcap® Index (the “Index”) using a representative sampling of Index constituents, and rebalances annually on the same schedule as the Index, as well as quarterly to add eligible IPOs, also on the same schedule as the Index. The Index seeks to measure the mid-cap segment of the US equity market and employs a free-float adjusted market capitalization-weighted approach.

Derivatives

The Portfolio invests principally in equity securities but may also invest in other types of securities, such as preferred stocks. The Portfolio, at times, invests in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments. The Portfolio may also invest up to 20% of its total assets in rights and warrants, which are instruments that entitle the holder to purchase an equity security at a specific price for a specific period of time.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps to manage risk and to seek to generate additional returns. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Currency Risk — Exchange rates for currencies fluctuate daily. The Portfolio’s net asset value and returns may experience increased volatility as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Management Risk — The Portfolio is subject to management risk because it is an actively-managed investment fund. AllianceBernstein will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. A component of the Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Tracking Risk — The passive component of the Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the sub-adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Warrant and Rights Risk — If the underlying stock price does not rise above the exercise price before the warrant expires, a warrant generally expires without value and the Portfolio loses any amount paid for the warrant. Warrants may trade in the same markets as their underlying stock; however, the price of a warrant may not move with the price of the underlying stock. Failing to exercise subscription rights to purchase common stock would dilute the Portfolio's interest in the issuing company. The market for such rights is not well developed, and the Portfolio may not always realize full value on the sale of rights.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

Preferred Stock Risk — The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move upwards more slowly than common stock prices.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy effective May 1, 2021. Prior to December 2009, this Portfolio was sub-advised by RS Investment Management Co. LLC. From December 2009 through April 30, 2018, the Portfolio was sub-advised by GSAM. From May 1, 2018 through April 30, 2021, the Portfolio was sub-advised by Janus. Performance returns shown below for periods prior to May 1, 2021 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.09%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.09%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON AB Mid Cap Core Portfolio	1 Year	5 Years	10 Years
ON AB Mid Cap Core Portfolio Shares	(23.31%)	7.12%	9.83%
Russell Midcap® Index	(17.32%)	7.10%	10.96%

ON S&P 500® Index Portfolio
ON S&P 500® Index Portfolio
Investment Objective
Seeks total return approximating that of the Standard & Poor’s 500® Index (the “Index”) at a risk level consistent with that of the Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON S&P 500® Index Portfolio ON S&P 500® Index Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON S&P 500® Index Portfolio ON S&P 500® Index Portfolio Shares
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.04%
Total Annual Fund Operating Expenses	0.38%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON S&P 500® Index Portfolio | ON S&P 500® Index Portfolio Shares | USD ($)	39	122	213	480

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities of companies that are included in the Index. In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio currently attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio will attempt to hold approximately the same number of stocks as are in the Index.

The market capitalization of the Index as of March 31, 2023 ranged from $2.61 billion to $2.61 trillion.

The portfolio managers will sell a security in order to adjust the Portfolio to changes in the composition of the Index.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. The Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.46%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -19.68%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON S&P 500® Index Portfolio	1 Year	5 Years	10 Years
ON S&P 500® Index Portfolio Shares	(18.42%)	9.01%	12.10%
S&P 500® Index	(18.11%)	9.42%	12.56%

ON Federated High Income Bond Portfolio
ON Federated High Income Bond Portfolio
Investment Objective
Seeks high current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Federated High Income Bond Portfolio ON Federated High Income Bond Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Federated High Income Bond Portfolio ON Federated High Income Bond Portfolio Shares
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.11%
Total Annual Fund Operating Expenses	0.84%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON Federated High Income Bond Portfolio | ON Federated High Income Bond Portfolio Shares | USD ($)	86	268	466	1,037

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in lower-rated (BB or lower) corporate debt obligations commonly referred to as “junk bonds.” Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the objective of seeking high current income. Lower-rated debt securities are subject to a greater risk of loss of principal and interest than investments in higher rated bonds. The Portfolio is managed by Federated Investment Management Company (“Federated Investment”) under a sub-advisory agreement with the Adviser.

Lower-rated debt securities typically have higher yields because of their greater risk of default. Federated Investment seeks to reduce this financial risk through careful security selection and diversification by both company and industry. Federated Investment looks for bonds believed to offer superior potential returns for the financial risk assumed. Federated Investment’s analysis focuses on the issuer’s financial condition, competitive position and management expertise. Federated Investment also considers current economic, market and industry factors affecting the issuer. Federated Investment typically does not consider interest rate risks because the prices of high yield bonds typically are influenced much more by financial risks, including potential default, than by changes in the general level of interest rates.

Fixed income securities in which the Portfolio invests may include bonds, debentures, notes and zero-coupon securities. The Portfolio’s investments are generally rated BB or lower by S&P or Fitch, or Ba or lower by Moody’s, or are not rated but are determined by Federated Investment to be of comparable quality, and may include bonds in default. There is no lower limit with respect to rating categories for securities in which the Portfolio may invest. These lower-rated securities have speculative characteristics. Changes in economic conditions or other circumstances are likely to make it more difficult for the companies issuing the bonds to make principal and interest payments than is the case with companies issuing higher rated bonds.

The Portfolio may invest in various kinds of convertible securities that can be exchanged for or converted into common stock. Convertible securities are often rated below investment grade or not rated because they generally fall below debt obligations and just above common stock in order of preference on the issuer’s balance sheet. The Portfolio may invest its assets, without limitation, in foreign securities, including those not publicly traded in the United States and emerging market debt securities, as defined by Bloomberg’s classification standards.

The Portfolio may invest in loan (and loan-related) instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or groups of lenders known as lending syndicates (loans and loan participations). Such instruments may include loans made in connection with trade financing transactions. Typically, administration of the instrument, including the collection and allocation of principal and interest payments due from the borrower, is the responsibility of a single bank that is a member of the lending syndicate and referred to as the agent bank or mandated lead arranger.

The portfolio manager considers a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Loan Interest Risk — Loan instruments may be secured or unsecured. If secured, then the lenders have been granted rights to specific property (such as receivables, tangible goods, real property, or commodities), which is commonly referred to as collateral. The purpose of securing a loan is to allow the lenders to exercise their rights over the collateral if the loan is not repaid as required by the terms of lending agreement. The loan instruments in which the Portfolio may invest may involve borrowers, agent banks, co-lenders and collateral located both in the United States and outside of the United States (in both developed and emerging markets). The Portfolio treats loan instruments as a type of fixed-income security. (For purposes of the descriptions in this prospectus of these various risks, references to “issuer,” include borrowers in loan instruments.) Many loan instruments incorporate risk mitigation and insurance products into their structures, in an attempt to manage risks. There is no guarantee that these risk management techniques will work as intended. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the instrument. Loans generally are subject to legal or contractual restrictions on resale.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Liquidity Risk — The fixed-income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Portfolio could incur losses. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 10.24%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -12.71%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON Federated High Income Bond Portfolio	1 Year	5 Years	10 Years
ON Federated High Income Bond Portfolio Shares	(11.43%)	1.96%	3.70%
ICE BofA U.S. High Yield Constrained Index	(11.21%)	2.10%	3.94%

ON BlackRock Advantage Large Cap Value Portfolio
ON BlackRock Advantage Large Cap Value Portfolio
Investment Objective
Seeks growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON BlackRock Advantage Large Cap Value Portfolio ON BlackRock Advantage Large Cap Value Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON BlackRock Advantage Large Cap Value Portfolio ON BlackRock Advantage Large Cap Value Portfolio Shares
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.06%
Total Annual Fund Operating Expenses	0.73%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON BlackRock Advantage Large Cap Value Portfolio | ON BlackRock Advantage Large Cap Value Portfolio Shares | USD ($)	75	233	406	906

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in common stocks of publicly traded U.S. large capitalization value companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous 12 months). As of March 31, 2023, the capitalization range of the Russell 1000® Value Index was between $542.82 million and $1.33 trillion.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in December 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large capitalization securities in a disciplined manner, by using return forecast models that incorporate quantitative analysis. These proprietary forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek by over- and under-weighting particular equities.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor value-oriented stocks. Instead, it might favor growth stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Value Strategy Risk — Value stocks may be appropriately priced by the market, and any perceived undervaluation may not be corrected by subsequent market movements. Share prices may even decrease in value.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on December 6, 2019. From January 2004 through December 5, 2019, the Portfolio was sub-advised by Federated Equity Management Company of Pennsylvania (“Federated Equity”) using a different strategy. Performance returns shown below for periods prior to December 5, 2019 are those of Federated Equity and are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 15.38%. That was the quarter ended on December 31, 2020. The lowest return for a quarter was -25.81%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON BlackRock Advantage Large Cap Value Portfolio	1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Value Portfolio Shares	(8.97%)	5.25%	8.81%
Russell 1000® Value Index	(7.54%)	6.67%	10.29%

ON Nasdaq-100® Index Portfolio
ON Nasdaq-100® Index Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Nasdaq-100® Index Portfolio ON Nasdaq-100® Index Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Nasdaq-100® Index Portfolio ON Nasdaq-100® Index Portfolio Shares
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.06%
Total Annual Fund Operating Expenses	0.43%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON Nasdaq-100® Index Portfolio | ON Nasdaq-100® Index Portfolio Shares | USD ($)	44	138	241	542

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests more than 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) in the common stocks of companies that are included in the Nasdaq-100® Index (the “Index”). In seeking to track the Index, the sub-adviser attempts to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically in accordance with the quarterly scheduled index share adjustment procedures of the Index, and as warranted by the Portfolio’s cash flow activity. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers than a diversified fund. The Portfolio does not attempt to hold all of the stocks represented in the Index. The Index is a modified capitalization-weighted index. That means the stocks of larger companies count for more in the Index than do the stocks of smaller companies. While it is composed of 100 of the largest non-financial companies listed on the national market tier of the Nasdaq Stock Market, its capitalization weighting gives a small number (less than 10) of the 100 stocks a majority of the market value of the Index. Thus, the Adviser believes the Portfolio can replicate the Index without owning all 100 stocks. The market capitalization of the Index as of March 31, 2023, ranged from $14.35 billion to $2.61 trillion.

The Portfolio currently attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio will attempt to hold approximately the same number of stocks as are in the Index.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Non-Diversification Risk — The Portfolio is a non-diversified fund. This Portfolio is not limited by the diversification standards that restrict the other Portfolios (as to at least 75% of their assets) to not invest more than 5% of assets in the securities of any one issuer. Several individual stocks represented in the Nasdaq-100® Index each comprises substantially more than 5% of the market value of the Index. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. The Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 30.15%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -22.38%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON Nasdaq-100® Index Portfolio	1 Year	5 Years	10 Years
ON Nasdaq-100® Index Portfolio Shares	(32.57%)	11.92%	15.90%
Nasdaq-100® Index	(32.38%)	12.36%	16.45%

ON BlackRock Advantage Large Cap Core Portfolio
ON BlackRock Advantage Large Cap Core Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON BlackRock Advantage Large Cap Core Portfolio ON BlackRock Advantage Large Cap Core Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON BlackRock Advantage Large Cap Core Portfolio ON BlackRock Advantage Large Cap Core Portfolio Shares
Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.05%
Total Annual Fund Operating Expenses	0.69%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON BlackRock Advantage Large Cap Core Portfolio | ON BlackRock Advantage Large Cap Core Portfolio Shares | USD ($)	70	221	384	859

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in common stocks of the 1,000 largest publicly traded U.S. companies. As of March 31, 2023, those companies had market capitalizations ranging between $542.82 million and $2.61 trillion.

The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019. BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.45%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -21.95%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON BlackRock Advantage Large Cap Core Portfolio	1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Core Portfolio Shares	(19.56%)	5.89%	12.10%
S&P 500® Index	(18.11%)	9.42%	12.56%

ON BlackRock Advantage Small Cap Growth Portfolio
ON BlackRock Advantage Small Cap Growth Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON BlackRock Advantage Small Cap Growth Portfolio ON BlackRock Advantage Small Cap Growth Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON BlackRock Advantage Small Cap Growth Portfolio ON BlackRock Advantage Small Cap Growth Portfolio Shares
Management Fees	0.77%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.09%
Total Annual Fund Operating Expenses	0.86%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON BlackRock Advantage Small Cap Growth Portfolio | ON BlackRock Advantage Small Cap Growth Portfolio Shares | USD ($)	88	274	477	1,061

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in common stocks of small capitalization growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous 12 months). As of March 31, 2023, the capitalization range of the Russell 2000® Index was between $6.25 million and $7.91 billion. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing primarily in common stock, focusing on small capitalization companies that BlackRock believes have above average prospects for earnings growth. BlackRock invests in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 31.38%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.58%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON BlackRock Advantage Small Cap Growth Portfolio	1 Year	5 Years	10 Years
ON BlackRock Advantage Small Cap Growth Portfolio Shares	(26.12%)	5.59%	9.09%
Russell 2000® Growth Index	(26.36%)	3.51%	9.20%

ON S&P MidCap 400® Index Portfolio
ON S&P MidCap 400® Index Portfolio
Investment Objective
Seeks total return approximating that of the Standard & Poor’s MidCap 400® Index (the “Index”) including reinvestment of dividends, at a risk level consistent with that of the Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON S&P MidCap 400® Index Portfolio ON S&P MidCap 400® Index Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON S&P MidCap 400® Index Portfolio ON S&P MidCap 400® Index Portfolio Shares
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.06%
Total Annual Fund Operating Expenses	0.42%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON S&P MidCap 400® Index Portfolio | ON S&P MidCap 400® Index Portfolio Shares | USD ($)	43	135	235	530

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests more than 80% of its net assets (plus borrowings for investment purposes, if any) in the common stocks and other securities that are included in the Index. In seeking to track the Index, the Adviser and sub-adviser attempt to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically to reflect changes in the Index. The Portfolio may buy and sell Index futures contracts in furtherance of its strategy.

The Portfolio currently attempts to replicate the performance of the Index. However, Portfolio expenses reduce the Portfolio’s ability to exactly track the Index. There can be no assurance that the Portfolio’s investments will have the desired effect. The Portfolio may not always hold the same securities as the Index and therefore statistical sampling techniques may be used to attempt to track the returns of the Index. The Index’s stock weighting is by market capitalization (i.e. size). Rebalancing is set by the Index vendor, which tends to be quarterly. The Portfolio will attempt to hold approximately the same number of stocks as are in the Index. The market capitalization of the index as of March 31, 2023 ranged from $1.15 billion to $34.91 billion.

Prior to December 19, 2016, the Portfolio was known as the Target VIP Portfolio and was managed by First Trust Advisors L.P.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Medium Capitalization Company Risk — Medium capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Medium capitalization companies are also sometimes more subject to failure.

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Passive Investment Risk — A passive investment strategy attempts to track the performance of an unmanaged index of securities and differs from an actively managed fund which typically seeks to outperform a benchmark index. The Portfolio is managed with a passive investment strategy that seeks to track the index and its performance could be lower than actively managed funds that may shift their portfolio assets in response to changes in the market such as taking advantage of market opportunities or to lessen the impact of a market decline. As the Portfolio attempts to track the performance of the index, the structure and composition of the index will have an impact on the performance, volatility and risk of the Portfolio. The performance of the Portfolio may be lower than the index as a result of transaction costs related to index rebalances and cash flows.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Geode began sub-advising the Portfolio under its current strategy on December 19, 2016. From the Portfolio’s inception through December 18, 2016, the Portfolio was managed by First Trust Advisors L.P. using a different strategy. Performance returns shown below for periods prior to December 19, 2016 are those of First Trust Advisors L.P. and are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.28%. That was the quarter ended on December 31, 2020. The lowest return for a quarter was -29.77%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON S&P MidCap 400® Index Portfolio	1 Year	5 Years	10 Years
ON S&P MidCap 400® Index Portfolio Shares	(13.40%)	6.27%	9.31%
S&P MidCap 400® Index	(13.06%)	6.71%	10.78%

ON BlackRock Advantage Large Cap Growth Portfolio
ON BlackRock Advantage Large Cap Growth Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON BlackRock Advantage Large Cap Growth Portfolio ON BlackRock Advantage Large Cap Growth Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON BlackRock Advantage Large Cap Growth Portfolio ON BlackRock Advantage Large Cap Growth Portfolio Shares
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.09%
Total Annual Fund Operating Expenses	0.75%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON BlackRock Advantage Large Cap Growth Portfolio | ON BlackRock Advantage Large Cap Growth Portfolio Shares | USD ($)	77	240	417	930

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in common stocks of large capitalization U.S. growth companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous 12 months). As of March 31, 2023, the capitalization range of the Russell 1000® Growth Index was between $597.18 million and $2.61 trillion. From time to time the Portfolio may also have substantial positions in securities of foreign companies. In addition, from time to time the Portfolio may also have substantial positions in a particular sector of the economy. The Portfolio is actively managed by BlackRock Investment Management, LLC (“BlackRock”) under a sub-advisory agreement with the Adviser. BlackRock began managing the Portfolio in February 2019.

BlackRock seeks to pursue the Portfolio’s investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks that the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the Portfolio by integrating its investment insights with the model-based optimization process. BlackRock has no stated minimum holding period for investments and may buy or sell securities whenever it sees an appropriate opportunity.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Portfolio may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets. The Portfolio may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity, a currency or an index. The derivatives that the Portfolio intends to use are futures contracts, which may include financial and currency futures, and options on such futures.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Derivatives Risk — Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Portfolio. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index and the Portfolio could lose more than the principal amount invested. In addition to investing in derivatives to implement its strategy, the Portfolio may also use derivative instruments for hedging purposes, in an attempt to reduce the risk of loss from falling stock prices or lower foreign currency valuations, increased interest rates or other adverse market developments. There can be no assurance that a hedging technique will work as intended. Portfolio performance may be diminished by the added cost of the derivative instruments.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, the imposition of economic sanctions, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact the Portfolio’s performance.

Emerging Markets Risk — Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of business, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the ability to evaluate local companies or impact the Portfolio’s performance. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2007 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.61%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -21.83%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON BlackRock Advantage Large Cap Growth Portfolio		1 Year	5 Years	10 Years
ON BlackRock Advantage Large Cap Growth Portfolio Shares		(32.56%)	6.20%	11.98%
Russell 1000® Growth Index	[1]	(29.14%)	10.96%	14.10%
S&P 500® Index	[2]	(18.11%)	9.42%	12.56%
[1]	Primary benchmark.
[2]	Secondary benchmark as of January 7, 2021.

ON Risk Managed Balanced Portfolio
ON Risk Managed Balanced Portfolio
Investment Objective
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Risk Managed Balanced Portfolio ON Risk Managed Balanced Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Risk Managed Balanced Portfolio ON Risk Managed Balanced Portfolio Shares
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	none
Other expense	0.07%
Total Annual Fund Operating Expenses	0.88%

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ON Risk Managed Balanced Portfolio | ON Risk Managed Balanced Portfolio Shares | USD ($)	90	281	488	1,084

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a balanced portfolio of equity and fixed-income securities (the “Balanced Component”) and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio (the “Risk Management Component”). Both Components are actively managed by AllianceBernstein L.P. (“AllianceBernstein”) as an integrated whole, and the Portfolio’s allocation is monitored on a daily basis.

With respect to the Balanced Component, AllianceBernstein normally invests 35-65% of the assets in equity securities, including derivatives, and the remaining assets in fixed-income securities and cash equivalents. AllianceBernstein normally invests at least 25% of the assets in fixed-income securities. Equity securities primarily include common stock of large capitalization companies with no industry concentration. Fixed-income securities may include corporate debt securities, U.S. Government obligations, convertible securities and short-term securities. U.S. Government Obligations are bonds issued by the US Treasury, Mortgage-Related securities such as mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations. Another type of mortgage-related security, known as a Government Sponsored Enterprise (“GSE”) Risk-Sharing Bond or Credit Risk Transfer Security (“CRT”), is issued by GSEs (and sometimes banks or mortgage insurers) and structured without any government or GSE guarantee in respect of borrower defaults or underlying collateral. These securities may be rated investment grade or below investment grade and the Portfolio’s investments may vary from senior in the capital structure to the most junior equity tranche.

In choosing investments for the Balanced Component, the portfolio managers apply a “bottom up” approach. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The Portfolio managers may also consider economic factors, such as the effect of interest rates on the Portfolio’s fixed-income investments.

With respect to the Risk Management Component, AllianceBernstein seeks to enhance the risk adjusted return of the Portfolio, attempting to enhance returns in rising markets and reduce risk in downturns. AllianceBernstein employs a variety of risk management techniques in its strategy, primarily using derivative instruments. AllianceBernstein attempts to stabilize current returns of the Portfolio by using techniques designed to limit the downside exposure of the Portfolio during periods of market declines, to add market exposure to the Portfolio during periods of normal or rising markets, and to reduce the volatility of the Portfolio. AllianceBernstein attempts to stabilize potential income of the Portfolio by using techniques designed to protect the Portfolio’s ability to generate future income. The derivative instruments may include “long” and “short” positions in futures, options and swap contracts. The Risk Management Component may also include “long” and “short” positions in U.S. government securities and cash instruments.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

LIBOR Risk — Instruments in which the Portfolio invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The phase out of the three-, six- and twelve-month U.S. dollar LIBOR settings has been delayed until mid-2023, but all other LIBOR settings, including the one-week and two-month U.S. dollar LIBOR settings have already been phased out. The Federal Reserve has designated the Secured Overnight Financing Rate (“SOFR”) as the replacement rate in certain financial instruments after June 23, 2023. The nature of the impact of the transition away from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally is unknown.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

Convertible Securities Risk — In addition to being subject to the risks of investing in common stock, the value of convertible securities can be adversely affected by fixed income market forces such as interest rate risk, credit risk, call risk and prepayment risk.

Risk Management Strategy Risk — While the Portfolio will invest in derivatives to implement its risk management strategy, there can be no assurance that the strategy will work as intended. The Portfolio’s performance could be worse than if the Portfolio had not employed its risk management strategy. Use of derivative instruments could reduce, instead of enhance, the risk adjusted return of the Portfolio.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. By selling a call option, the Portfolio may forego the opportunity to participate in price increases for the underlying equities above the exercise price, while still bearing the risk of a decline in the value of the underlying equities or index. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. By selling a put option, the Portfolio bears the risk of a decline in the value of the underlying equities or index. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the Risk Management Component of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and its parent, ONLIC (with its affiliates, “Ohio National Life”). Shares of the Portfolio are offered only to the separate accounts of Ohio National Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. Ohio National Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which Ohio National Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, Ohio National Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, Ohio National Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage-backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last eight years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy on May 1, 2020. From May 1, 2014 through April 30, 2020, the Balanced Component of the Portfolio was sub-advised by Janus Henderson Investors US LLC (“Janus”) and the Risk Management Component of the Portfolio was sub-advised by AnchorPath Financial, LLC (“AnchorPath”), using different strategies. Performance returns shown below for periods prior to May 1, 2020 are those of Janus and AnchorPath and are not indicative of returns of the current strategy or sub-adviser.

Since inception, the Portfolio’s highest return for a quarter was 11.91%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -11.12%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2022
Average Annual Total Returns - ON Risk Managed Balanced Portfolio		1 Year	5 Years	Since Inception	Inception Date
ON Risk Managed Balanced Portfolio Shares		(22.62%)	6.20%	6.75%	May 01, 2014
S&P 500® Index	[1]	(18.11%)	9.42%	10.65%	May 01, 2014
55% S&P 500® Index/ 45% ICE BofA U.S. Broad Market Index	[2]	(15.58%)	5.50%	6.58%	May 01, 2014
[1]	Primary benchmark.
[2]	Secondary benchmark